RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Valuation Allowance [Line Items]
Other	$ 11.6
Allowance for Trade Receivables [Member]
Valuation Allowance [Line Items]
Balance at the Beginning of the Periods	43.1		42.8		47.7
Additions (Charged to Bad Debt Expenses)	6.6		2.8		6.7
Additions (Charged to Other Accounts)	27.4	[1]	16.1	[1]	8.9	[1]
Deductions	(7.4)	[2]	(18.6)	[2]	(20.5)	[2]
Balance at the End of the Periods	69.7		43.1		42.8
Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Balance at the Beginning of the Periods	124.0		104.2		87.6
Additions (Charged to Other Accounts)	3.1	[1]	23.5	[1]	21.4	[1]
Deductions	(1.1)	[2]	(15.3)	[2]	(8.0)	[2]
Other	11.6	[3]	11.6	[3]	3.2	[3]
Balance at the End of the Periods	$ 137.6		$ 124.0		$ 104.2

[1]	These additions were primarily charged to revenues or income tax expense.
[2]	Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
[3]	Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition. For the year ended December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income. For the year ended December 31, 2010, other adjustments to the deferred income tax valuation allowance were attributable to acquired deferred taxes on foreign net operating losses through the Scott Wilson acquisition.